Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
Pension adjustments, net of tax	$ (1,739)	$ (1,867)	$ (2,029)
Foreign currency translation adjustments	(3,165)	(8,821)	1,219
Total	$ (4,904)	$ (10,688)	$ (810)